Putnam Ultra Short Duration Income Fund
The fund's portfolio
10/31/20 (Unaudited)

CORPORATE BONDS AND NOTES (51.3%)(a)
	Principal amount	Value
Banking (27.8%)
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.57%), 0.821%, 8/27/21 (Netherlands)	$77,000,000	$77,298,760
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 0.628%, 1/19/21 (Netherlands)	46,350,000	46,384,677
ABN AMRO Bank NV 144A sr. unsec. notes 2.65%, 1/19/21 (Netherlands)	7,000,000	7,035,316
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.87%), 1.126%, 11/23/21 (Australia)	3,000,000	3,025,379
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 0.737%, 11/21/22 (Australia)	24,180,000	24,325,164
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 0.563%, 11/9/20 (Australia)	24,900,000	24,901,344
Australia & New Zealand Banking Group, Ltd. 144A unsec. FRN (BBA LIBOR USD 3 Month + 0.46%), 0.74%, 5/17/21 (Australia)	14,625,000	14,660,630
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 0.875%, 9/18/23 (Spain)	28,200,000	28,175,126
Banco Santander SA sr. unsec. unsub. FRN ( + 1.56%), 1.784%, 4/11/22 (Spain)	16,270,000	16,428,460
Banco Santander SA sr. unsec. unsub. notes 3.50%, 4/11/22 (Spain)	2,724,000	2,831,953
Bank of America Corp. sr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.38%), 0.589%, 1/23/22	39,485,000	39,507,309
Bank of America Corp. sr. unsec. unsub. FRN 3.004%, 12/20/23	16,679,000	17,485,079
Bank of America Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.215%, 4/24/23	36,430,000	36,787,797
Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 1.42%), 1.638%, 4/19/21	22,027,000	22,164,725
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, ( + 1.16%), 1.378%, 1/20/23	18,815,000	19,020,533
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.79%), 1.038%, 3/5/24	31,915,000	32,121,060
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 0.875%, 6/25/22	29,807,000	29,908,061
Bank of Montreal sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 0.616%, 1/22/21 (Canada)	28,000,000	28,022,488
Bank of Montreal sr. unsec. unsub. FRN Ser. D, ( + 0.46%), 0.684%, 4/13/21 (Canada)	11,600,000	11,623,841
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.79%), 1.041%, 8/27/21 (Canada)	7,500,000	7,548,166
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%), 0.803%, 3/26/22 (Canada)	57,966,000	58,293,991
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.68%), 0.768%, 3/10/23 (Canada)	24,944,000	25,116,793
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 0.65%, 9/10/21 (Canada)	30,000,000	30,091,681
Bank of New York Mellon Corp. (The) sr. unsec. notes Ser. MTN, 1.95%, 8/23/22	20,600,000	21,216,579
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN ( + 0.96%), 1.178%, 7/20/23 (France)	4,045,000	4,101,442
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 2.125%, 11/21/22 (France)	18,034,000	18,618,466
Barclays Bank PLC sr. unsec. unsub. notes 2.65%, 1/11/21 (United Kingdom)	21,600,000	21,653,546
Barclays PLC sr. unsec. unsub. FRN 4.61%, 2/15/23 (United Kingdom)	21,838,000	22,873,795
Barclays PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.63%), 1.849%, 1/10/23 (United Kingdom)	5,000,000	5,041,046
Barclays PLC sr. unsec. unsub. notes 3.25%, 1/12/21 (United Kingdom)	42,084,000	42,315,775
Barclays PLC sr. unsec. unsub. notes 3.20%, 8/10/21 (United Kingdom)	64,656,000	66,001,107
BBVA USA sr. unsec. notes Ser. BKNT, 3.50%, 6/11/21	28,745,000	29,207,037
BBVA USA sr. unsec. notes Ser. BKNT, 2.875%, 6/29/22	8,545,000	8,840,325
BNP Paribas SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.39%), 0.632%, 8/7/21 (France)	7,526,000	7,547,370
BNP Paribas SA 144A sr. unsec. notes 2.95%, 5/23/22 (France)	5,315,000	5,512,904
BPCE SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.24%), 1.489%, 9/12/23 (France)	52,087,000	52,926,226
BPCE SA 144A sr. unsec. FRN ( + 0.30%), 0.529%, 1/14/22 (France)	26,050,000	26,080,328
BPCE SA 144A sr. unsec. FRN (Secured Overnight Funding Rate + 0.44%), 0.526%, 2/17/22 (France)	46,500,000	46,530,331
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 0.957%, 6/16/22 (Canada)	6,300,000	6,356,154
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.80%), 0.888%, 3/17/23 (Canada)	51,328,000	51,670,358
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.66%), 0.909%, 9/13/23 (Canada)	20,445,000	20,670,830
Capital One Bank USA NA sr. unsec. FRN 2.014%, 1/27/23	15,000,000	15,251,890
Citibank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.60%), 0.853%, 5/20/22	23,000,000	23,053,392
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.38%), 1.60%, 3/30/21	60,863,000	61,189,901
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.19%), 1.404%, 8/2/21	28,093,000	28,321,487
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.07%), 1.318%, 12/8/21	32,745,000	33,052,780
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 1.175%, 4/25/22	28,085,000	28,372,310
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.81%), 1.044%, 5/26/22	9,960,000	10,040,949
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.72%), 0.985%, 2/14/22	43,000,000	43,199,606
Citizens Bank NA sr. unsec. unsub. notes Ser. BKNT, 2.55%, 5/13/21	15,878,000	16,036,415
Compass Bank sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.73%), 0.98%, 6/11/21	48,162,000	48,295,597
Cooperatieve Rabobank UA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.86%), 1.093%, 9/26/23 (Netherlands)	15,981,000	16,178,862
Cooperative Rabobank UA sr. unsec. FRN ( + 0.83%), 1.054%, 1/10/22 (Netherlands)	29,100,000	29,349,514
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.43%), 0.645%, 4/26/21 (Netherlands)	25,370,000	25,416,265
Credit Agricole Corporate & Investment Bank SA 144A company guaranty sr. unsec. FRN Ser. MTN, ( + 0.40%), 0.616%, 5/3/21 (France)	47,000,000	47,083,237
Credit Agricole SA/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.02%), 1.235%, 4/24/23 (United Kingdom)	61,967,000	62,536,887
Credit Agricole SA/London 144A sr. unsec. unsub. FRN ( + 1.43%), 1.654%, 1/10/22 (United Kingdom)	10,818,000	10,941,930
Credit Suisse AG/New York, NY sr. unsec. FRN (Secured Overnight Funding Rate + 0.45%), 0.537%, 2/4/22	51,815,000	51,861,085
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 2.29%), 2.508%, 4/16/21 (United Kingdom)	69,194,000	69,881,096
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 3.125%, 12/10/20 (United Kingdom)	26,134,000	26,206,130
Credit Suisse Group Funding Guernsey, Ltd. 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 2.29%), 2.508%, 4/16/21 (United Kingdom)	1,750,000	1,765,319
Danske Bank A/S 144A sr. unsec. notes 2.80%, 3/10/21 (Denmark)	23,650,000	23,854,300
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.07%), 1.311%, 6/2/21 (Norway)	7,000,000	7,040,346
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.62%), 0.861%, 12/2/22 (Norway)	46,725,000	47,087,008
Fifth Third Bancorp sr. unsec. notes 1.625%, 5/5/23	18,500,000	18,975,522
Fifth Third Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.44%), 0.655%, 7/26/21	24,800,000	24,859,984
Fifth Third Bank/Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.80%, 1/30/23	16,220,000	16,681,151
Huntington Bancshares, Inc. sr. unsec. notes 3.15%, 3/14/21	32,030,000	32,289,571
Huntington Bancshares, Inc. sr. unsec. sub. notes 7.00%, 12/15/20	25,937,000	26,135,030
Huntington National Bank (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.55%), 0.799%, 2/5/21	3,870,000	3,873,618
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.88%), 1.16%, 8/15/21 (Netherlands)	31,679,000	31,885,264
ING Groep NV sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.234%, 10/2/23 (Netherlands)	30,183,000	30,616,604
ING Groep NV sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.15%), 1.368%, 3/29/22 (Netherlands)	32,403,000	32,734,483
ING Groep NV sr. unsec. unsub. notes 3.15%, 3/29/22 (Netherlands)	3,337,000	3,466,669
Intesa Sanpaolo SpA 144A sr. unsec. notes 6.50%, 2/24/21 (Italy)	5,385,000	5,476,599
JPMorgan Chase & Co. sr. unsec. unsub. FRN ( + 1.00%), 1.237%, 1/15/23	13,000,000	13,111,605
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.90%), 1.115%, 4/25/23	8,791,000	8,860,176
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.73%), 0.939%, 4/23/24	32,450,000	32,621,823
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.776%, 4/25/23	11,870,000	12,278,685
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.23%), 1.445%, 10/24/23	65,923,000	67,081,983
JPMorgan Chase & Co. sr. unsec. unsub. notes 3.25%, 9/23/22	9,195,000	9,700,357
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.81%), 1.066%, 11/22/21	9,905,000	9,979,239
KeyBank NA sr. unsec. FRN Ser. BKNT, ( + 0.66%), 0.874%, 2/1/22	40,000,000	40,229,765
Lloyds Bank PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 0.732%, 5/7/21 (United Kingdom)	65,400,000	65,536,230
Lloyds Banking Group PLC sr. unsec. FRN 1.326%, 6/15/23 (United Kingdom)	44,200,000	44,553,520
Lloyds Banking Group PLC sr. unsec. unsub. FRN 2.858%, 3/17/23 (United Kingdom)	25,589,000	26,315,139
Lloyds Banking Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.80%), 1.027%, 6/21/21 (United Kingdom)	38,410,000	38,572,601
Manufacturers & Traders Trust Co. sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.27%), 0.485%, 1/25/21	63,120,000	63,149,061
Manufacturers & Traders Trust Co. unsec. sub FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.64%), 0.886%, 12/1/21	27,260,000	27,261,606
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.74%), 0.981%, 3/2/23 (Japan)	6,300,000	6,335,867
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 0.865%, 7/26/21 (Japan)	45,366,000	45,552,158
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.88%), 2.126%, 3/1/21 (Japan)	4,588,000	4,616,661
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.06%), 1.309%, 9/13/21 (Japan)	53,980,000	54,423,284
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.92%), 1.176%, 2/22/22 (Japan)	23,818,000	24,039,269
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.79%), 1.005%, 7/25/22 (Japan)	20,138,000	20,306,967
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.94%), 1.196%, 2/28/22 (Japan)	45,569,000	46,022,047
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.14%), 1.389%, 9/13/21 (Japan)	60,305,000	60,836,993
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.88%), 1.13%, 9/11/22 (Japan)	52,440,000	52,900,729
Mizuho Financial Group, Inc. 144A sr. unsec. FRN ( + 1.48%), 1.704%, 4/12/21 (Japan)	14,050,000	14,141,635
National Australia Bank, Ltd. 144A sr. unsec. FRN ( + 0.71%), 0.959%, 11/4/21 (Australia)	27,500,000	27,666,527
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 0.807%, 9/20/21 (Australia)	28,200,000	28,305,750
National Australia Bank, Ltd. 144A sr. unsec. FRN ( + 0.35%), 0.574%, 1/12/21 (Australia)	27,900,000	27,919,418
National Australia Bank, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.41%), 0.659%, 12/13/22 (Australia)	36,650,000	36,794,496
National Bank of Canada company guaranty sr. unsec. FRN 0.90%, 8/15/23 (Canada)	48,000,000	48,282,240
National Bank of Canada 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 0.627%, 3/21/21 (Canada)	6,250,000	6,257,744
Nationwide Building Society sr. unsec. FRN 3.622%, 4/26/23 (United Kingdom)	51,068,000	53,071,247
NatWest Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.47%), 1.75%, 5/15/23 (United Kingdom)	54,339,000	54,694,923
Nordea Bank ABP 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.99%), 1.241%, 5/27/21 (Finland)	8,353,000	8,398,620
Nordea Bank ABP 144A sr. unsec. notes 1.00%, 6/9/23 (Finland)	10,000,000	10,135,733
Nordea Bank ABP 144A unsec. sub. notes 4.875%, 5/13/21 (Finland)	28,500,000	29,130,883
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.43%), 0.672%, 12/9/22	48,700,000	48,860,060
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.33%), 0.581%, 2/24/23	46,065,000	46,156,089
PNC Bank NA sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.45%), 0.666%, 7/22/22	50,520,000	50,642,407
Regions Bank sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.38%), 0.605%, 4/1/21	35,385,000	35,361,338
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22	27,564,000	28,634,751
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, ( + 0.36%), 0.578%, 1/17/23 (Canada)	42,500,000	42,629,934
Royal Bank of Canada sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 0.615%, 1/25/21 (Canada)	20,000,000	20,018,092
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, ( + 0.47%), 0.683%, 4/29/22 (Canada)	18,200,000	18,286,924
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, ( + 0.39%), 0.604%, 4/30/21 (Canada)	35,750,000	35,813,788
Royal Bank of Canada sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.45%), 0.539%, 10/26/23 (Canada)	27,919,000	27,923,076
Royal Bank of Canada sr. unsec. unsub. notes (Secured Overnight Funding Rate + 0.40%), 0.486%, 8/5/22 (Canada)	27,800,000	27,877,943
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 3.70%, 10/5/23 (Canada)	11,850,000	12,940,040
Santander UK Group Holdings PLC company guaranty sr. unsec. unsub. notes 2.875%, 8/5/21 (United Kingdom)	40,453,000	41,177,269
Santander UK PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.62%), 0.866%, 6/1/21 (United Kingdom)	64,370,000	64,554,819
Santander UK PLC sr. unsec. unsub. FRN ( + 0.30%), 0.551%, 11/3/20 (United Kingdom)	18,328,000	18,328,000
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 0.894%, 12/12/22 (Sweden)	20,000,000	20,183,112
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.43%), 0.71%, 5/17/21 (Sweden)	52,250,000	52,361,364
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 3.25%, 5/17/21 (Sweden)	35,000,000	35,528,570
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes (BBA LIBOR USD 3 Month + 0.32%), 0.566%, 9/1/23 (Sweden)	47,957,000	47,879,721
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 0.55%, 9/1/23 (Sweden)	23,478,000	23,449,005
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.14%), 1.358%, 10/19/21 (Japan)	52,212,000	52,714,929
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN ( + 0.97%), 1.194%, 1/11/22 (Japan)	25,439,000	25,660,384
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN ( + 0.78%), 1.004%, 7/12/22 (Japan)	10,614,000	10,692,192
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)	61,202,000	61,430,329
SunTrust Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.59%), 0.804%, 8/2/22	2,527,000	2,536,104
SunTrust Bank sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.59%), 0.87%, 5/17/22	36,600,000	36,812,213
Svenska Handelsbanken AB company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.47%), 0.726%, 5/24/21 (Sweden)	53,242,000	53,381,695
Svenska Handelsbanken AB company guaranty sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 1.15%), 1.37%, 3/30/21 (Sweden)	23,400,000	23,505,206
Svenska Handelsbanken AB 144A sr. unsec. notes 0.625%, 6/30/23 (Sweden)	17,000,000	17,054,395
Swedbank AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.70%), 0.949%, 3/14/22 (Sweden)	9,300,000	9,362,625
Swedbank AB 144A sr. unsec. notes 1.30%, 6/2/23 (Sweden)	19,500,000	19,801,646
Swedbank AB 144A sr. unsec. notes 0.60%, 9/25/23 (Sweden)	37,700,000	37,641,565
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.27%), 0.516%, 3/17/21 (Canada)	5,000,000	5,005,140
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.24%), 0.455%, 1/25/21 (Canada)	9,605,000	9,609,546
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN ( + 0.90%), 1.124%, 7/13/21 (Canada)	1,001,000	1,006,951
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 1.00%), 1.22%, 4/7/21 (Canada)	26,000,000	26,112,498
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.48%), 0.57%, 1/27/23 (Canada)	57,295,000	57,458,872
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.35%), 0.566%, 7/22/22 (Canada)	42,000,000	42,101,892
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 0.45%, 9/11/23 (Canada)	38,500,000	38,440,923
Truist Bank sr. unsec. FRN Ser. BKNT, (Secured Overnight Funding Rate + 0.73%), 0.818%, 3/9/23	38,890,000	39,180,006
Truist Bank sr. unsec. notes Ser. BKNT, 2.85%, 4/1/21	4,007,000	4,041,278
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.22%), 0.434%, 2/1/21	12,070,000	12,073,923
Truist Financial Corp. sr. unsec. unsub.FRB Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 0.875%, 4/1/22	26,180,000	26,346,103
U.S. Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 0.642%, 12/9/22	47,500,000	47,707,813
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.44%), 0.696%, 5/23/22	47,990,000	48,236,189
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.38%), 0.66%, 11/16/21	7,210,000	7,231,846
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.32%), 0.535%, 4/26/21	5,000,000	5,005,570
UBS AG/London 144A sr. unsec. notes 2.45%, 12/1/20 (United Kingdom)	1,358,000	1,358,071
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	9,355,000	9,522,855
US Bancorp sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.64%), 0.855%, 1/24/22	13,507,000	13,589,732
Wells Fargo & Co. sr. unsec. FRN ( + 1.23%), 1.444%, 10/31/23	28,224,000	28,606,300
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.11%), 1.325%, 1/24/23	25,159,000	25,349,652
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.93%), 1.183%, 2/11/22	10,175,000	10,195,985
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.34%), 1.591%, 3/4/21	22,715,000	22,816,509
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.03%), 1.24%, 7/26/21	40,277,000	40,537,592
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, (BBA LIBOR USD 3 Month + 1.01%), 1.258%, 12/7/20	5,772,000	5,777,681
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, 2.082%, 9/9/22	24,300,000	24,640,132
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.62%), 0.871%, 5/27/22	5,000,000	5,013,780
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.51%), 0.726%, 10/22/21	35,700,000	35,842,534
Westpac Banking Corp. sr. unsec. unsub. FRN ( + 0.85%), 1.074%, 1/11/22 (Australia)	21,400,000	21,578,959
Westpac Banking Corp. sr. unsec. unsub. FRN ( + 0.39%), 0.614%, 1/13/23 (Australia)	17,300,000	17,314,497
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.34%), 0.555%, 1/25/21 (Australia)	23,450,000	23,464,754

		4,836,384,902
Basic materials (0.5%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)	17,332,000	17,871,939
DuPont de Nemours, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.71%), 0.99%, 11/15/20	29,920,000	29,926,925
DuPont de Nemours, Inc. sr. unsec. unsub. notes 3.766%, 11/15/20	5,714,000	5,720,457
Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20	12,000,000	12,000,000
Nutrien, Ltd. sr. unsec. notes 1.90%, 5/13/23 (Canada)	15,600,000	16,095,091
Nutrition & Biosciences, Inc. 144A sr. unsec. notes 0.697%, 9/15/22	14,000,000	14,038,728

		95,653,140
Capital goods (1.1%)
Honeywell International, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.37%), 0.613%, 8/8/22	28,000,000	28,111,094
Honeywell International, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.23%), 0.498%, 8/19/22	17,500,000	17,522,548
Honeywell International, Inc. sr. unsec. unsub. notes 0.483%, 8/19/22	13,500,000	13,520,374
L3Harris Technologies, Inc. sr. unsec. notes 4.95%, 2/15/21	21,000,000	21,069,501
L3Harris Technologies, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.75%), 1.00%, 3/10/23	64,900,000	65,398,775
Otis Worldwide Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 0.684%, 4/5/23	36,885,000	36,894,240
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 3/1/21	17,288,000	17,344,892

		199,861,424
Communication services (0.4%)
Time Warner Cable, LLC company guaranty sr. unsec. unsub. notes 4.00%, 9/1/21	36,127,000	36,835,216
Time Warner Cable, LLC company guaranty sr. unsub. notes 4.125%, 2/15/21	6,585,000	6,598,631
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.237%, 3/16/22	24,750,000	25,072,208

		68,506,055
Conglomerates (0.2%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 0.847%, 3/16/22 (Netherlands)	37,850,000	38,077,551

		38,077,551
Consumer cyclicals (1.9%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 0.754%, 8/13/21	20,406,000	20,445,598
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 0.631%, 4/12/21	19,000,000	19,025,042
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. notes 3.75%, 10/1/21	1,730,000	1,783,235
Marriott International, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 0.898%, 3/8/21	18,205,000	18,162,067
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.29%), 0.51%, 10/7/21	32,100,000	32,166,964
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.20%), 0.449%, 3/12/21	75,000,000	75,057,655
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.34%), 0.429%, 10/14/22	18,500,000	18,507,215
Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 0.35%, 10/14/22	46,500,000	46,507,440
VF Corp. sr. unsec. notes 2.05%, 4/23/22	22,080,000	22,592,109
Vulcan Materials Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.65%), 0.896%, 3/1/21	35,938,000	35,912,484
Walt Disney Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.25%), 0.496%, 9/1/21	26,000,000	26,045,503
Walt Disney Co. (The) company guaranty sr. unsec. notes 4.50%, 2/15/21	14,500,000	14,672,695

		330,878,007
Consumer finance (1.8%)
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.60%), 0.849%, 11/5/21	22,853,000	22,959,724
American Express Co. sr. unsec. FRN ( + 0.61%), 0.824%, 8/1/22	2,600,000	2,616,816
American Express Co. sr. unsec. notes 2.50%, 8/1/22	9,300,000	9,624,208
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.62%), 0.873%, 5/20/22	61,545,000	61,944,096
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.53%), 0.805%, 5/17/21	9,500,000	9,521,666
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.42%), 0.668%, 9/8/23	19,000,000	19,050,942
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.37%), 0.613%, 5/10/23	92,350,000	92,401,927
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.95%), 1.196%, 6/1/21	36,800,000	36,268,239
Aviation Capital Group, LLC 144A sr. unsec. FRN ( + 0.67%), 0.884%, 7/30/21	16,960,000	16,591,402
Capital One Financial Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.95%), 1.192%, 3/9/22	4,355,000	4,392,851
Capital One Financial Corp. sr. unsec. unsub. FRN ( + 0.72%), 0.934%, 1/30/23	27,644,000	27,644,857
Capital One Financial Corp. sr. unsec. unsub. notes 3.05%, 3/9/22	7,680,000	7,930,849

		310,947,577
Consumer staples (1.6%)
Constellation Brands, Inc. company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.70%), 0.98%, 11/15/21	15,300,000	15,300,803
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 4.50%, 8/16/21	2,825,000	2,909,768
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.551%, 5/25/21	56,815,000	57,832,194
McDonald's Corp. sr. unsec. FRN Ser. MTN, ( + 0.43%), 0.652%, 10/28/21	53,080,000	53,259,835
McDonald's Corp. sr. unsec. unsub. notes Ser. MTN, 2.75%, 12/9/20	24,806,000	24,850,363
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)	6,790,000	6,995,686
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 2.00%, 10/28/21 (Netherlands)	26,318,000	26,698,449
Mondelez International, Inc. company guaranty sr. unsec. sub. notes 0.625%, 7/1/22	25,500,000	25,591,676
Mondelez International, Inc. sr. unsec. sub. notes 2.125%, 4/13/23	5,325,000	5,519,281
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	64,945,000	64,638,590

		283,596,645
Energy (1.2%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 4.742%, 3/11/21	14,900,000	15,135,984
BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.25%), 0.506%, 11/24/20 (United Kingdom)	44,100,000	44,109,261
Chevron Corp. sr. unsec. unsub. notes 1.141%, 5/11/23	9,430,000	9,597,288
Chevron USA, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.20%), 0.457%, 8/11/23	42,293,000	42,342,876
Chevron USA, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.11%), 0.367%, 8/12/22	28,196,000	28,196,822
Phillips 66 company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.60%), 0.834%, 2/26/21	8,500,000	8,501,217
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.218%, 7/12/21 (France)	31,445,000	31,825,538
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.875%, 9/1/21	16,923,000	17,932,764
Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	3,723,000	3,849,168

		201,490,918
Financial (2.2%)
Bank of Nova Scotia (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.42%), 0.635%, 1/25/21 (Canada)	49,100,000	49,139,505
Bank of Nova Scotia (The) sr. unsec. notes 1.625%, 5/1/23 (Canada)	5,040,000	5,175,887
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.64%), 0.888%, 3/7/22 (Canada)	22,345,000	22,502,329
Bank of Nova Scotia (The) sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.62%), 0.847%, 9/19/22 (Canada)	5,096,000	5,137,166
Intercontinental Exchange, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 0.903%, 6/15/23	65,500,000	65,668,270
Macquarie Bank Ltd. 144A unsec.sub. notes 6.625%, 4/7/21 (Australia)	7,667,000	7,852,459
Macquarie Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 0.706%, 11/24/21 (Australia)	33,250,000	33,379,898
Macquarie Group Ltd. 144A sr. unsec. notes 6.25%, 1/14/21 (Australia)	5,459,000	5,521,833
UBS Group AG 144A sr. unsec. FRN 2.859%, 8/15/23 (Switzerland)	46,684,000	48,367,836
UBS Group AG 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.22%), 1.476%, 5/23/23 (Switzerland)	10,875,000	10,990,003
UBS Group AG 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.95%), 1.23%, 8/15/23 (Switzerland)	30,169,000	30,408,210
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.53%), 1.744%, 2/1/22 (Switzerland)	20,587,000	20,929,177
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. notes ( + 1.78%), 2.004%, 4/14/21 (Switzerland)	37,754,000	38,034,672
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)	24,323,000	24,616,071
USAA Capital Corp. 144A sr. unsec. notes 2.00%, 6/1/21	8,300,000	8,382,639
USAA Capital Corp. 144A sr. unsec. notes Ser. MTN, 2.625%, 6/1/21	9,390,000	9,517,494

		385,623,449
Health care (3.5%)
AbbVie, Inc. sr. unsec. notes 3.375%, 11/14/21	9,250,000	9,524,115
AbbVie, Inc. sr. unsec. unsub. notes 2.30%, 5/14/21	8,200,000	8,265,042
AbbVie, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 0.897%, 11/21/22	22,961,000	23,062,521
AbbVie, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.46%), 0.728%, 11/19/21	37,000,000	37,087,198
AbbVie, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.35%), 0.597%, 5/21/21	57,800,000	57,856,358
AbbVie, Inc. 144A sr. unsec. notes 4.875%, 2/15/21	6,200,000	6,210,758
AbbVie, Inc. 144A sr. unsec. notes 2.15%, 11/19/21	15,817,000	16,101,323
AbbVie, Inc. 144A sr. unsec. unsub. notes 5.00%, 12/15/21	20,984,000	21,786,873
AstraZeneca PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.67%), 0.945%, 8/17/23 (United Kingdom)	9,395,000	9,452,233
Becton Dickinson and Co. sr. unsec. unsub. notes 3.125%, 11/8/21	5,976,000	6,130,546
Bristol-Myers Squibb Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.38%), 0.66%, 5/16/22 (acquired 5/7/19, cost $9,300,000)(RES)	9,300,000	9,335,016
Bristol-Myers Squibb Co. sr. unsec. FRN 0.48%, 11/16/20	53,250,000	53,255,192
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.40%, 9/17/21	745,000	764,808
CVS Health Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 0.962%, 3/9/21	25,310,000	25,360,038
CVS Health Corp. sr. unsec. unsub. notes 3.35%, 3/9/21	17,208,000	17,386,791
CVS Health Corp. sr. unsec. unsub. notes 2.125%, 6/1/21	14,410,000	14,534,840
Gilead Sciences, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.15%), 0.37%, 9/17/21	19,000,000	19,011,302
Gilead Sciences, Inc. sr. unsec. notes 0.75%, 9/29/23	28,000,000	28,065,974
GlaxoSmithKline Capital PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 0.615%, 5/14/21 (United Kingdom)	23,750,000	23,794,815
Mylan NV company guaranty sr. unsec. notes 3.15%, 6/15/21	69,482,000	70,488,370
UnitedHealth Group, Inc. sr. unsec. unsub.FRN (BBA LIBOR USD 3 Month + 0.26%), 0.51%, 6/15/21	27,450,000	27,493,783
Upjohn, Inc. 144A company guaranty sr. unsec. notes 1.125%, 6/22/22	68,540,000	69,156,036
Zoetis, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.44%), 0.693%, 8/20/21	60,480,000	60,626,466

		614,750,398
Insurance (3.8%)
AIG Global Funding 144A notes 0.80%, 7/7/23	15,000,000	15,109,553
AIG Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.65%), 0.866%, 1/22/21	48,580,000	48,642,610
AIG Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.46%), 0.685%, 6/25/21	20,134,000	20,185,891
American International Group, Inc. sr. unsec. unsub. notes 6.40%, 12/15/20	6,000,000	6,041,880
American International Group, Inc. sr. unsec. unsub. notes 3.30%, 3/1/21	6,917,000	6,967,997
Jackson National Life Global Funding 144A FRN (Secured Overnight Funding Rate + 0.60%), 0.689%, 1/6/23	46,750,000	46,841,987
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.73%), 0.963%, 6/27/22	33,784,000	34,056,379
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.48%), 0.73%, 6/11/21	47,303,000	47,396,282
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.50%, 12/29/20	4,300,000	4,321,653
MassMutual Global Funding II 144A notes 2.25%, 7/1/22	18,600,000	19,188,634
MET Tower Global Funding 144A FRN (Secured Overnight Funding Rate + 0.55%), 0.639%, 1/17/23	13,300,000	13,359,370
MET Tower Global Funding 144A notes 0.55%, 7/13/22	23,000,000	23,019,918
Metropolitan Life Global Funding I 144A FRN (Secured Overnight Funding Rate + 0.57%), 0.659%, 1/13/23	31,350,000	31,479,476
Metropolitan Life Global Funding I 144A FRN (Secured Overnight Funding Rate + 0.50%), 0.59%, 5/28/21	19,550,000	19,588,674
Metropolitan Life Global Funding I 144A notes 2.50%, 12/3/20	26,000,000	26,050,067
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22	18,500,000	19,103,176
Metropolitan Life Global Funding I 144A sr. FRN (BBA LIBOR USD 3 Month + 0.23%), 0.46%, 1/8/21	11,500,000	11,504,988
New York Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.52%), 0.77%, 6/10/22	47,550,000	47,865,875
New York Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.32%), 0.569%, 8/6/21	12,000,000	12,024,091
New York Life Global Funding 144A FRN (Secured Overnight Funding Rate + 0.36%), 0.449%, 10/21/23	9,500,000	9,509,956
New York Life Global Funding 144A sr. FRN ( + 0.28%), 0.489%, 1/21/22	42,000,000	42,104,592
New York Life Global Funding 144A sr. notes ( + 0.28%), 0.504%, 1/10/23	56,750,000	56,719,701
New York Life Global Funding 144A sr. notes 0.40%, 10/21/23	19,000,000	18,979,102
Pacific Life Global Funding II 144A company guaranty sr. notes 0.50%, 9/23/23	28,215,000	28,211,699
Protective Life Global Funding 144A notes 0.631%, 10/13/23	23,200,000	23,240,333
Trinity Acquisition PLC company guaranty sr. unsec. unsub. notes 3.50%, 9/15/21 (United Kingdom)	12,818,000	13,108,542
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	15,041,000	15,330,721

		659,953,147
Investment banking/Brokerage (2.2%)
Charles Schwab Corp. (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.32%), 0.567%, 5/21/21	28,500,000	28,534,637
Deutsche Bank AG sr. unsec. unsub. notes 3.15%, 1/22/21 (Germany)	10,000,000	10,048,700
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.11%), 1.325%, 4/26/22	14,877,000	14,933,384
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.75%), 1.006%, 2/23/23	50,847,000	51,083,794
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN ( + 0.78%), 0.994%, 10/31/22	533,000	535,124
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.25%, 7/27/21	22,449,000	23,254,985
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.625%, 4/25/21	9,658,000	9,746,081
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	34,785,000	34,902,461
Morgan Stanley sr. unsec. FRN Ser. GMTN, (Secured Overnight Funding Rate + 0.70%), 0.789%, 1/20/23	29,940,000	30,023,473
Morgan Stanley sr. unsec. unsub. FRN ( + 1.18%), 1.398%, 1/20/22	56,643,000	56,764,443
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.93%), 1.146%, 7/22/22	18,363,000	18,451,142
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, ( + 1.40%), 1.609%, 4/21/21	27,462,000	27,631,324
TD Ameritrade Holding Corp. sr. unsec. FRN ( + 0.43%), 0.644%, 11/1/21	70,400,000	70,643,415

		376,552,963
Technology (0.4%)
Fiserv, Inc. sr. unsec. notes 4.75%, 6/15/21	4,287,000	4,366,557
IBM Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.40%), 0.654%, 5/13/21	32,690,000	32,752,014
IBM Credit, LLC sr. unsec. unsub. FRN ( + 0.26%), 0.478%, 1/20/21	35,348,000	35,366,986

		72,485,557
Utilities and power (2.7%)
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. FRN Ser. C, (BBA LIBOR USD 3 Month + 0.40%), 0.625%, 6/25/21	47,100,000	47,192,975
Dominion Energy, Inc. jr. unsec. sub. notes 4.104%, 4/1/21	7,180,000	7,287,217
Dominion Energy, Inc. jr. unsec. sub. notes 2.715%, 8/15/21	10,451,000	10,624,588
Dominion Energy, Inc. sr. unsec. unsub. FRN Ser. D, (BBA LIBOR USD 3 Month + 0.53%), 0.776%, 9/15/23	20,688,000	20,739,944
Dominion Energy, Inc. sr. unsec. unsub. notes Ser. C, 2.00%, 8/15/21	4,700,000	4,752,073
Dominion Energy, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 0.646%, 12/1/20	31,000,000	31,007,197
Duke Energy Corp. sr. unsec. unsub. notes (BBA LIBOR USD 3 Month + 0.65%), 0.90%, 3/11/22	23,600,000	23,738,248
Duke Energy Corp. 144A sr. unsec. notes (BBA LIBOR USD 3 Month + 0.50%), 0.765%, 5/14/21	53,295,000	53,411,215
Duke Energy Florida, LLC sr. unsec. FRN Ser. A, (BBA LIBOR USD 3 Month + 0.25%), 0.484%, 11/26/21	14,825,000	14,842,827
Duke Energy Progress, LLC sr. unsec. unsub. FRN Ser. A, (BBA LIBOR USD 3 Month + 0.18%), 0.433%, 2/18/22	19,200,000	19,203,489
Enbridge Energy Partners LP company guaranty sr. unsec. notes 4.20%, 9/15/21	5,108,000	5,224,686
Florida Power & Light Co. sr. unsec. unsub. FRN ( + 0.38%), 0.602%, 7/28/23	28,390,000	28,403,428
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	16,469,000	16,549,221
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 5.80%, 3/1/21	10,210,000	10,384,020
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 5.00%, 10/1/21	30,049,000	30,914,760
Kinder Morgan, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/21	7,060,000	7,121,252
NV Energy, Inc. sr. unsec. unsub. notes 6.25%, 11/15/20	20,522,000	20,562,355
Pacific Gas and Electric Co. FRN (BBA LIBOR USD 3 Month + 1.48%), 1.717%, 6/16/22	33,000,000	33,030,396
Pacific Gas and Electric Co. notes 1.75%, 6/16/22	29,360,000	29,362,748
PPL Electric Utilities Corp. sr. unsub. FRN (BBA LIBOR USD 3 Month + 0.25%), 0.475%, 9/28/23	9,000,000	9,004,497
PPL WEM Ltd./Western Power Distribution, Ltd. 144A sr. unsec. unsub. notes 5.375%, 5/1/21 (United Kingdom)	2,976,000	3,009,001
Public Service Enterprise Group, Inc. sr. unsec. unsub. notes 2.00%, 11/15/21	32,058,000	32,534,115
Xcel Energy, Inc. sr. unsec. notes 0.50%, 10/15/23	18,500,000	18,509,013

		477,409,265

Total corporate bonds and notes (cost $8,926,149,035)		$8,952,170,998

COMMERCIAL PAPER (27.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Albermarle Corp.	0.551	1/22/21	$14,000,000	$13,984,712
Albermarle Corp.	0.551	1/21/21	33,000,000	32,964,393
Albermarle Corp.	0.551	1/6/21	21,500,000	21,481,197
Albermarle Corp.	0.551	1/5/21	35,000,000	34,969,906
Albermarle Corp.	0.370	12/4/20	4,250,000	4,248,170
Albermarle Corp.	0.370	12/3/20	10,500,000	10,495,607
Albermarle Corp.	0.370	12/2/20	18,500,000	18,492,504
Albermarle Corp.	0.320	11/24/20	18,000,000	17,994,475
Albermarle Corp.	0.310	11/12/20	14,000,000	13,997,816
Albermarle Corp.	0.320	11/3/20	3,000,000	2,999,867
Alexandria Real Estate Equities, Inc.	0.230	11/18/20	171,000,000	170,968,774
Ameren Corp.	0.230	12/4/20	83,750,000	83,734,285
American Honda Finance Corp.	0.200	12/8/20	8,750,000	8,748,076
American Honda Finance Corp.	0.352	11/24/20	32,000,000	31,996,000
American Honda Finance Corp.	0.300	11/19/20	9,000,000	8,999,185
American Honda Finance Corp.	0.330	11/4/20	10,750,000	10,749,761
Baker Hughes Holdings, LLC	0.250	12/10/20	76,000,000	75,985,805
Baker Hughes Holdings, LLC	0.250	12/7/20	94,000,000	93,983,826
Banco Santander SA (Spain)	0.533	8/23/21	9,400,000	9,379,992
Banco Santander SA (Spain)	0.573	8/16/21	15,250,000	15,218,551
BP Capital Markets PLC (United Kingdom)	1.287	11/2/20	28,500,000	28,499,587
Cabot Corp.	0.300	11/30/20	57,350,000	57,340,568
Cabot Corp.	0.250	11/16/20	59,750,000	59,745,119
Cabot Corp.	0.220	11/5/20	23,900,000	23,899,403
Cigna Corp.	0.300	11/20/20	21,500,000	21,497,768
Cigna Corp.	0.294	11/10/20	41,500,000	41,497,971
Cigna Corp.	0.300	11/4/20	63,250,000	63,248,683
Cigna Corp.	0.300	11/2/20	45,000,000	44,999,438
Conagra Brands, Inc.	0.651	2/16/21	47,000,000	46,914,759
Conagra Brands, Inc.	0.256	11/2/20	76,500,000	76,496,558
Crown Castle International Corp.	0.470	11/24/20	28,000,000	27,992,378
Crown Castle International Corp.	0.480	11/18/20	74,500,000	74,484,980
Crown Castle International Corp.	0.440	11/10/20	9,500,000	9,498,929
Danske Bank A/S (Denmark)	0.210	11/23/20	47,000,000	46,995,864
Danske Bank A/S (Denmark)	0.210	11/19/20	47,000,000	46,996,684
DuPont de Nemours, Inc.	0.210	11/16/20	14,000,000	13,996,212
Eastman Chemical Co.	0.320	11/20/20	14,000,000	13,998,497
Eastman Chemical Co.	0.300	11/19/20	14,000,000	13,998,584
Eastman Chemical Co.	0.295	11/17/20	28,000,000	27,997,522
Eastman Chemical Co.	0.310	11/12/20	9,000,000	8,999,464
Eastman Chemical Co.	0.300	11/10/20	24,000,000	23,998,827
Eastman Chemical Co.	0.282	11/9/20	23,500,000	23,498,969
Eastman Chemical Co.	0.270	11/4/20	9,000,000	8,999,813
Eastman Chemical Co.	0.280	11/3/20	12,500,000	12,499,792
EI du Pont de Nemours & Co.	0.803	12/2/20	15,000,000	14,997,250
Enbridge US, Inc.	0.205	11/30/20	41,000,000	40,993,257
Enbridge US, Inc.	0.200	11/27/20	57,250,000	57,241,584
Enbridge US, Inc.	0.200	11/25/20	68,000,000	67,990,816
ENGIE SA (France)	0.300	11/9/20	34,000,000	33,998,706
ENGIE SA (France)	0.300	11/5/20	28,000,000	27,999,393
Eni Finance USA, Inc.	0.401	2/23/21	18,500,000	18,482,176
Eni Finance USA, Inc.	0.370	1/27/21	18,500,000	18,488,154
Eni Finance USA, Inc.	0.370	1/21/21	14,750,000	14,735,707
Eni Finance USA, Inc.	0.350	12/8/20	30,000,000	29,993,078
Eni Finance USA, Inc.	0.330	11/24/20	23,500,000	23,496,508
Eni Finance USA, Inc.	0.320	11/18/20	23,500,000	23,497,619
Eni Finance USA, Inc.	0.320	11/10/20	23,500,000	23,498,995
Eni Finance USA, Inc.	0.330	11/5/20	18,750,000	18,749,563
Entergy Corp.	0.371	2/23/21	25,000,000	24,973,900
Entergy Corp.	0.320	11/17/20	52,750,000	52,742,773
ETP Legacy LP	0.700	11/10/20	14,000,000	13,998,195
ETP Legacy LP	0.680	11/3/20	23,500,000	23,498,956
ETP Legacy LP	0.600	11/2/20	134,500,000	134,495,517
Fidelity National Information Services, Inc.	0.200	11/16/20	103,000,000	102,991,586
Fidelity National Information Services, Inc.	0.200	11/12/20	69,000,000	68,995,889
FMC Corp.	0.600	11/19/20	9,500,000	9,496,622
FMC Corp.	0.550	11/18/20	23,250,000	23,242,073
FMC Corp.	0.500	11/16/20	45,750,000	45,735,785
FMC Corp.	0.417	11/2/20	15,000,000	14,999,316
General Motors Financial Co., Inc.	0.802	2/25/21	9,500,000	9,471,259
General Motors Financial Co., Inc.	0.802	2/23/21	14,000,000	13,958,362
General Motors Financial Co., Inc.	0.802	2/22/21	14,000,000	13,958,766
General Motors Financial Co., Inc.	0.802	2/17/21	9,500,000	9,473,236
General Motors Financial Co., Inc.	0.751	1/27/21	9,500,000	9,478,416
General Motors Financial Co., Inc.	0.600	11/30/20	9,500,000	9,493,030
General Motors Financial Co., Inc.	0.550	11/23/20	5,000,000	4,997,200
General Motors Financial Co., Inc.	0.520	11/19/20	9,500,000	9,495,736
General Motors Financial Co., Inc.	0.550	11/18/20	18,750,000	18,742,262
General Motors Financial Co., Inc.	0.550	11/12/20	9,500,000	9,497,859
General Motors Financial Co., Inc.	0.550	11/10/20	9,500,000	9,498,337
General Motors Financial Co., Inc.	0.550	11/9/20	9,500,000	9,498,554
General Motors Financial Co., Inc.	0.450	11/2/20	44,250,000	44,248,307
HSBC USA, Inc.	0.451	3/22/21	44,700,000	44,667,507
HSBC USA, Inc.	0.501	3/3/21	47,000,000	46,978,145
HSBC USA, Inc.	0.501	2/5/21	4,600,000	4,598,209
HSBC USA, Inc.	0.400	12/17/20	5,500,000	5,498,489
Humana, Inc.	0.240	12/14/20	32,000,000	31,978,200
Humana, Inc.	0.270	11/17/20	28,500,000	28,492,533
Humana, Inc.	0.250	11/16/20	47,000,000	46,988,392
Hyundai Capital America (South Korea)	0.200	12/2/20	23,500,000	23,491,556
Hyundai Capital America (South Korea)	0.250	11/20/20	43,000,000	42,990,368
Hyundai Capital America (South Korea)	0.220	11/19/20	10,850,000	10,847,800
Hyundai Capital America (South Korea)	0.230	11/12/20	23,150,000	23,147,994
Hyundai Capital America (South Korea)	0.230	11/3/20	47,000,000	46,999,217
Intercontinental Exchange, Inc.	0.370	2/24/21	49,000,000	48,930,714
Intercontinental Exchange, Inc.	0.370	11/13/20	33,000,000	32,995,281
Intesa Sanpaolo Funding, LLC (Spain)	0.320	3/1/21	9,850,000	9,831,440
Intesa Sanpaolo Funding, LLC (Spain)	0.411	2/25/21	28,000,000	27,949,155
Intesa Sanpaolo Funding, LLC (Spain)	0.431	1/25/21	18,750,000	18,725,622
Intesa Sanpaolo Funding, LLC (Spain)	0.451	12/21/20	23,500,000	23,482,451
Intesa Sanpaolo Funding, LLC (Spain)	0.220	12/11/20	9,850,000	9,844,093
Intesa Sanpaolo Funding, LLC (Spain)	0.300	11/24/20	75,000,000	74,973,802
LVMH Moet Hennessy Louis Vuitton SA	0.401	1/4/21	71,500,000	71,482,435
National Grid PLC (United Kingdom)	0.310	1/19/21	9,250,000	9,245,338
National Grid PLC (United Kingdom)	0.250	12/14/20	31,250,000	31,242,188
National Grid PLC (United Kingdom)	0.240	12/11/20	46,750,000	46,739,201
National Grid PLC (United Kingdom)	0.250	12/2/20	18,750,000	18,746,700
National Grid PLC (United Kingdom)	0.250	12/1/20	18,750,000	18,746,817
National Grid PLC (United Kingdom)	0.220	11/18/20	46,750,000	46,745,584
NRW.Bank (Germany)	0.100	11/4/20	171,250,000	171,247,835
Nutrien, Ltd. (Canada)	0.200	11/25/20	18,000,000	17,997,569
Puget Sound Energy, Inc.	0.200	11/18/20	22,400,000	22,397,884
Schlumberger Holdings Corp.	0.472	8/13/21	23,750,000	23,696,038
Schlumberger Holdings Corp.	0.401	2/11/21	29,500,000	29,490,967
Schlumberger Holdings Corp.	0.300	11/23/20	43,000,000	42,998,509
Schlumberger Holdings Corp.	0.300	11/2/20	30,000,000	29,999,900
Shell International Finance BV (Netherlands)	0.523	6/22/21	48,000,000	47,914,773
Shell International Finance BV (Netherlands)	0.553	6/14/21	48,000,000	47,918,885
Shell International Finance BV (Netherlands)	0.512	5/3/21	38,000,000	37,950,790
Societe Generale SA (France)	0.667	6/2/21	33,000,000	33,044,649
Societe Generale SA (France)	0.657	6/8/21	29,000,000	29,040,107
Societe Generale SA (France)	0.650	6/14/21	49,000,000	49,069,923
Societe Generale SA (France)	0.115	11/4/20	60,250,000	60,249,163
Suncor Energy, Inc. (Canada)	0.240	12/16/20	9,500,000	9,497,507
Suncor Energy, Inc. (Canada)	0.240	12/14/20	30,000,000	29,992,500
Suncor Energy, Inc. (Canada)	0.230	12/8/20	20,000,000	19,995,753
Suncor Energy, Inc. (Canada)	0.240	12/7/20	30,000,000	29,993,825
Suncor Energy, Inc. (Canada)	0.330	12/1/20	5,000,000	4,999,151
Suncor Energy, Inc. (Canada)	0.250	11/23/20	35,500,000	35,495,598
Suncor Energy, Inc. (Canada)	0.250	11/20/20	14,000,000	13,998,497
Suncor Energy, Inc. (Canada)	0.257	11/19/20	14,100,000	14,098,574
Suncor Energy, Inc. (Canada)	0.380	11/3/20	13,750,000	13,749,771
Syngenta Wilmington, Inc.	0.651	11/24/20	14,000,000	13,991,406
Total Capital Canada, Ltd. (Canada)	0.552	11/23/20	48,000,000	47,997,376
TransCanada PipeLine USA, Ltd.	0.210	11/20/20	18,000,000	17,998,068
TransCanada PipeLine USA, Ltd.	0.210	11/13/20	8,500,000	8,499,448
TransCanada PipeLines, Ltd. (Canada)	0.300	1/15/21	28,000,000	27,986,765
TransCanada PipeLines, Ltd. (Canada)	0.256	12/15/20	34,220,000	34,211,211
TransCanada PipeLines, Ltd. (Canada)	0.250	12/14/20	22,000,000	21,994,500
TransCanada PipeLines, Ltd. (Canada)	0.270	11/30/20	28,000,000	27,995,395
TransCanada PipeLines, Ltd. (Canada)	0.270	11/24/20	32,500,000	32,495,780
UDR, Inc.	0.230	12/2/20	23,500,000	23,495,496
UDR, Inc.	0.230	12/1/20	58,500,000	58,490,068
UDR, Inc.	0.210	11/23/20	42,000,000	41,994,792
UDR, Inc.	0.230	11/2/20	23,500,000	23,499,706
Walgreens Boots Alliance, Inc.	0.411	1/7/21	35,095,000	35,080,471
Walgreens Boots Alliance, Inc.	0.230	11/30/20	46,500,000	46,492,352
Walt Disney Co. (The)	0.502	6/15/21	23,250,000	23,203,027
Walt Disney Co. (The)	0.501	12/15/20	40,000,000	39,989,318
Walt Disney Co. (The)	1.923	12/4/20	2,750,000	2,749,620
Waste Management, Inc.	0.452	9/10/21	47,000,000	46,854,006

Total commercial paper (cost $4,836,162,570)				$4,836,850,217

ASSET-BACKED SECURITIES (7.4%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.125%, 7/25/24	$36,163,000	$36,253,408
Ally Auto Receivables Trust Ser. 17-2, Class 2, 2.10%, 3/15/22	4,543,173	4,547,130
American Express Credit Account Master Trust Ser. 19-3, Class A, 2.00%, 4/15/25	58,000,000	59,885,273
Bank of America Credit Card Trust Ser. 18-A1, Class A1, 2.70%, 7/17/23	17,690,000	17,817,934
Bank of The West Auto Trust 144A
Ser. 18-1, Class A3, 3.43%, 12/15/22	8,151,115	8,234,467
Ser. 19-1, Class A3, 2.43%, 4/15/24	18,171,000	18,550,429
Ser. 19-1, Class A2, 2.40%, 10/17/22	1,157,593	1,162,568
BMW Vehicle Owner Trust Ser. 20-A, Class A2, 0.39%, 2/27/23	7,250,000	7,255,261
Canadian Pacer Auto Receivables Trust 144A Ser. 20-1A, Class A2A, 11/4/20 (Canada)	14,479,668	14,572,746
Capital One Multi-Asset Execution Trust FRB Ser. 17-A2, Class A2, (1 Month US LIBOR + 0.41%), 0.558%, 1/15/25	14,850,000	14,920,594
CarMax Auto Owner Trust
Ser. 18-4, Class A3, 3.36%, 9/15/23	27,845,336	28,476,896
Ser. 18-1, Class A3, 2.48%, 11/15/22	6,964,164	7,022,235
Ser. 19-3, Class A3, 2.18%, 8/15/24	15,300,000	15,644,940
Ser. 20-1, Class A2, 1.87%, 4/17/23	11,292,636	11,383,338
Ser. 20-3, Class A3, 0.62%, 3/17/25	19,000,000	19,066,937
Ford Credit Auto Owner Trust
Ser. 20-B, Class A2, 0.50%, 2/15/23	14,000,000	14,014,322
FRB Ser. 19-C, Class A2B, (1 Month US LIBOR + 0.19%), 0.338%, 7/15/22	13,642,303	13,647,296
Ford Credit Floorplan Master Owner Trust
Ser. 18-3, Class A1, 3.52%, 10/15/23	3,457,000	3,558,800
Ser. 20-1, Class A1, 0.70%, 9/15/25	31,000,000	31,003,007
FRB Ser. 18-1, Class A2, (1 Month US LIBOR + 0.28%), 0.428%, 5/15/23	5,600,000	5,601,456
General Motors Financial Floorplan Owner Revolving Trust 144A
Ser. 18-4, Class A1, 3.50%, 9/15/23	445,000	457,083
Ser. 20-1, Class A, 0.68%, 8/15/25	26,500,000	26,524,963
GM Financial Automobile Leasing Trust Ser. 20-3, Class A2A, 0.35%, 11/21/22	19,000,000	18,998,670
GM Financial Consumer Automobile Receivables Trust
Ser. 18-4, Class A3, 3.21%, 10/16/23	24,621,799	25,109,976
Ser. 18-3, Class A3, 3.02%, 5/16/23	6,183,804	6,279,549
Ser. 18-1, Class A3, 2.32%, 7/18/22	4,994,845	5,024,839
Ser. 20-4, Class A3, 0.38%, 8/18/25	3,000,000	3,000,951
Ser. 20-3, Class A2, 0.35%, 7/17/23	10,000,000	10,005,289
Golden Credit Card Trust 144A
Ser. 18-4A, Class A, 3.44%, 8/15/25	1,250,000	1,351,669
Ser. 18-1A, Class A, 2.62%, 1/15/23	69,002,000	69,332,140
FRB Ser. 19-1A, Class A, (1 Month US LIBOR + 0.45%), 0.598%, 12/15/22	7,355,000	7,357,273
Honda Auto Receivables Owner Trust
Ser. 18-3, Class A3, 2.95%, 8/22/22	5,230,051	5,295,527
Ser. 19-3, Class A2, 1.90%, 4/15/22	8,915,153	8,958,566
Ser. 19-4, Class A2, 1.86%, 6/20/22	24,302,562	24,425,314
Ser. 20-2, Class A3, 0.82%, 7/15/24	12,500,000	12,607,963
Ser. 20-3, Class A3, 0.37%, 10/18/24	12,500,000	12,503,549
Hyundai Auto Lease Securitization Trust 144A Ser. 20-B, Class A2, 0.36%, 1/17/23	17,500,000	17,516,013
Hyundai Auto Receivables Trust
Ser. 16-B, Class D, 2.68%, 9/15/23	5,490,000	5,526,701
Ser. 17-A, Class A, 2.09%, 4/17/23	4,321,334	4,331,960
Ser. 16-B, Class A4, 1.45%, 11/15/22	283,431	283,524
Ser. 20-B, Class A2, 0.38%, 3/15/23	15,000,000	15,009,240
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.049%, 10/25/53	15,023,000	15,023,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.949%, 6/25/52	21,799,000	21,690,005
Mercedes-Benz Auto Receivables Trust
Ser. 18-1, Class A3, 3.03%, 1/17/23	3,835,089	3,884,579
Ser. 19-1, Class A3, 1.94%, 3/15/24	34,000,000	34,707,877
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.495%, 4/23/23	19,594,000	19,569,508
Mortgage Repurchase Agreement Financing Trust 144A
FRB Ser. 20-2, Class A1, (1 Month US LIBOR + 1.75%), 1.897%, 5/29/22	30,000,000	29,962,500
FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), zero %, 8/10/23	27,343,000	27,343,000
MRA Issuance Trust 144A FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.599%, 7/21/21	45,609,000	45,609,000
Nissan Auto Receivables Owner Trust
Ser. 19-B, Class A3, 2.50%, 11/15/23	25,000,000	25,574,700
Ser. 17-C, Class A3, 2.12%, 4/18/22	3,143,873	3,156,242
Ser. 17-A, Class A4, 2.11%, 5/15/23	17,920,880	18,011,482
Ser. 17-B, Class A4, 1.95%, 10/16/23	18,120,000	18,260,385
Ser. 19-C, Class A3, 1.93%, 7/15/24	20,500,000	20,966,252
Santander Consumer Auto Receivables Trust 144A
Ser. 20-BA, Class A4, 0.54%, 4/15/25	8,925,000	8,929,980
Ser. 20-BA, Class A2, 0.38%, 2/15/23	14,400,000	14,412,413
Santander Retail Auto Lease Trust 144A Ser. 20-B, Class A2, 0.42%, 11/20/23	7,600,000	7,598,907
Securitized Term Auto Receivables Trust 144A
Ser. 18-1A, Class A3, 11/4/20 (Canada)	5,477,040	5,507,158
Ser. 19-1A, Class A3, 11/4/20 (Canada)	8,039,233	8,171,665
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.899%, 9/7/21	40,187,000	40,187,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.649%, 10/10/21	49,511,000	49,511,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.299%, 6/25/51	38,593,000	38,593,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.979%, 3/26/21	49,174,000	49,174,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), zero %, 12/10/21	49,514,000	49,514,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.749%, 1/25/46	1,765,343	1,754,417
Toyota Auto Receivables Owner Trust
Ser. 19-B, Class A2A, 2.59%, 2/15/22	4,025,919	4,039,409
Ser. 17-D, Class A4, 2.12%, 2/15/23	5,330,000	5,396,244
Ser. 17-C, Class A4, 1.98%, 12/15/22	1,775,000	1,788,294
Ser. 20-B, Class A3, 1.36%, 8/15/24	35,000,000	35,623,315
Ser. 20-C, Class A2, 0.36%, 2/15/23	17,000,000	17,013,556
USAA Auto Owner Trust Ser. 19-1, Class A2, 2.26%, 2/15/22	1,216,064	1,217,596
Volkswagen Auto Loan Enhanced Trust Ser. 20-1, Class A3, 0.98%, 11/20/24	10,000,000	10,118,880
World Omni Auto Receivables Trust
Ser. 18-C, Class A3, 3.13%, 11/15/23	28,104,150	28,626,033
Ser. 18-A, Class A, 2.50%, 4/17/23	2,840,539	2,872,299
Ser. 16-B, Class A4, 1.48%, 11/15/22	9,930,780	9,935,901

Total asset-backed securities (cost $1,282,547,603)		$1,286,263,393

MORTGAGE-BACKED SECURITIES (5.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 1619, Class PZ, 6.50%, 11/15/23	$23,762	$25,123
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	100,304	113,669
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	36,653	41,251
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	10,345	11,215
REMICs Ser. 3611, PO, zero %, 7/15/34	32,640	31,022
Federal National Mortgage Association
REMICs Ser. 08-8, Class PA, 5.00%, 2/25/38	4,342	4,407
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	7,137	7,704
REMICs Ser. 03-43, Class YA, 4.00%, 3/25/33	46,660	47,414
REMICs Ser. 10-43, Class KG, 3.00%, 1/25/21	2	2
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	39,896	40,671
REMICs FRB Ser. 10-90, Class GF, (1 Month US LIBOR + 0.50%), 0.649%, 8/25/40	444,738	445,062
REMICs FRB Ser. 06-74, Class FL, (1 Month US LIBOR + 0.35%), 0.499%, 8/25/36	173,682	173,785
REMICs FRB Ser. 05-63, Class FC, (1 Month US LIBOR + 0.25%), 0.399%, 10/25/31	460,017	460,471
REMICs Ser. 92-96, Class B, PO, zero %, 5/25/22	5	5
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	9,878	10,797

		1,412,598
Residential mortgage-backed securities (non-agency) (5.5%)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 05-R8, Class M2, (1 Month US LIBOR + 0.74%), 0.884%, 10/25/35	1,702,082	1,702,082
FRB Ser. 05-R7, Class M2, (1 Month US LIBOR + 0.50%), 0.649%, 9/25/35	1,245,853	1,243,543
Angel Oak Mortgage Trust I, LLC 144A
FRB Ser. 18-3, Class A1, 3.649%, 9/25/48(WAC)	8,149,656	8,302,785
Ser. 19-4, Class A1, 2.993%, 7/26/49(WAC)	12,816,760	12,944,927
FRB Ser. 17-2, Class A1, 2.478%, 7/25/47(WAC)	2,532,856	2,533,869
Argent Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-W8, Class A2, (1 Month US LIBOR + 0.96%), 1.109%, 5/25/34	888,163	888,784
Arroyo Mortgage Trust 144A Ser. 19-3, Class A1, 2.962%, 10/25/48(WAC)	16,446,937	16,866,954
Bear Stearns Asset Backed Securities I Trust
FRB Ser. 05-TC2, Class M2, (1 Month US LIBOR + 1.01%), 1.154%, 8/25/35	937,771	935,285
FRB Ser. 07-HE7, Class 1A1, (1 Month US LIBOR + 1.00%), 1.149%, 10/25/37	4,512,998	4,389,415
FRB Ser. 05-TC1, Class M1, (1 Month US LIBOR + 0.66%), 0.809%, 5/25/35	11,662	11,662
Bellemeade Re, Ltd. 144A FRB Ser. 18-1A, Class M1B, (1 Month US LIBOR + 1.60%), 1.749%, 4/25/28 (Bermuda)	6,347,194	6,253,399
BRAVO Residential Funding Trust 144A
Ser. 19-1, Class A1C, 3.50%, 3/25/58	7,912,938	8,159,713
Ser. 19-NQM2, Class A1, 2.748%, 11/25/59(WAC)	20,309,428	20,335,830
Ser. 19-NQM1, Class A1, 2.666%, 7/25/59(WAC)	12,924,523	13,196,755
Ser. 20-NQM1, Class A1, 1.449%, 5/25/60(WAC)	13,779,425	13,779,191
Bunker Hill Loan Depositary Trust 144A FRB Ser. 19-1, Class A1, 3.77%, 10/26/48	8,810,378	8,915,001
Carrington Mortgage Loan Trust
FRB Ser. 06-RFC1, Class A4, (1 Month US LIBOR + 0.24%), 0.389%, 3/25/36	6,578,310	6,516,136
FRB Ser. 07-FRE1, Class A2, (1 Month US LIBOR + 0.20%), 0.349%, 2/25/37	2,356,367	2,368,149
CIT Mortgage Loan Trust 144A FRB Ser. 07-1, Class 2A3, (1 Month US LIBOR + 1.45%), 1.599%, 10/25/37	2,345,392	2,285,206
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WFH1, Class M4, (1 Month US LIBOR + 0.75%), 0.899%, 1/25/36	2,584,000	2,563,430
COLT Funding, LLC 144A Ser. 19-4, Class A1, 2.579%, 11/25/49(WAC)	11,009,352	11,138,151
COLT Mortgage Loan Trust 144A
Ser. 18-4, Class A1, 4.006%, 12/28/48(WAC)	3,437,634	3,446,959
FRB Ser. 19-1, Class A1, 3.705%, 3/25/49(WAC)	1,265,321	1,293,546
FRB Ser. 20-1, Class A1, 2.488%, 2/25/50(WAC)	12,972,076	13,228,106
Ser. 20-1R, Class A1, 1.255%, 9/25/65(WAC)	9,896,727	9,921,469
Countrywide Alternative Loan Trust FRB Ser. 04-J5, Class M1, (1 Month US LIBOR + 0.90%), 1.049%, 8/25/34	1,762,550	1,762,550
Countrywide Asset-Backed Certificates
FRB Ser. 05-BC5, Class M3, (1 Month US LIBOR + 0.50%), 0.649%, 1/25/36	3,122,005	3,117,960
FRB Ser. 06-BC1, Class M1, (1 Month US LIBOR + 0.35%), 0.499%, 4/25/36	328,249	327,882
Countrywide Asset-Backed Certificates Trust FRB Ser. 05-BC4, Class M6, (1 Month US LIBOR + 1.05%), 1.199%, 8/25/35	717,037	710,753
Credit Suisse Mortgage Captial Certificates 144A FRB Ser. 20-SPT1, Class A1, 1.70%, 4/25/65	14,595,082	14,654,375
Credit Suisse Mortgage Trust 144A Ser. 20-AFC1, Class A1, 2.24%, 2/25/50(WAC)	8,910,592	9,019,628
Credit-Based Asset Servicing and Securitization, LLC FRB Ser. 05-CB7, Class M1, (1 Month US LIBOR + 0.62%), 0.764%, 11/25/35	2,742,222	2,712,576
CSMC Trust 144A
Ser. 15-2R, Class 7A3, 2.929%, 8/27/36(WAC)	4,302,794	4,338,881
Ser. 19-NQM1, Class A1, 2.656%, 10/25/59	14,043,773	14,343,144
CWABS Asset-Backed Certificates Trust
FRB Ser. 04-10, Class MV3, (1 Month US LIBOR + 1.13%), 1.274%, 12/25/34	6,369,187	6,282,665
FRB Ser. 05-3, Class MV5, (1 Month US LIBOR + 1.01%), 1.154%, 8/25/35	4,624,930	4,592,639
FRB Ser. 05-4, Class MV4, (1 Month US LIBOR + 0.96%), 1.109%, 10/25/35	1,770,359	1,796,914
FRB Ser. 04-AB2, Class M2, (1 Month US LIBOR + 0.86%), 1.004%, 5/25/36	1,046,456	1,046,456
Deephaven Residential Mortgage Trust 144A
Ser. 18-4A, Class A1, 4.08%, 10/25/58(WAC)	8,098,419	8,153,798
Ser. 19-2A, Class A1, 3.558%, 4/25/59(WAC)	7,566,447	7,651,948
Ser. 18-1A, Class A1, 2.976%, 12/25/57(WAC)	5,970,572	5,976,805
Ser. 19-3A, Class A1, 2.964%, 7/25/59(WAC)	5,944,432	6,007,718
Ser. 19-4A, Class A1, 2.791%, 10/25/59(WAC)	5,445,204	5,513,269
FRB Ser. 17-3A, Class A1, 2.577%, 10/25/47(WAC)	518,115	522,778
Ellington Financial Mortgage Trust 144A
Ser. 19-1, Class A1, 2.934%, 6/25/59(WAC)	7,015,311	7,085,464
Ser. 19-2, Class A1, 2.739%, 11/25/59(WAC)	11,640,660	11,873,473
Ser. 20-2, Class A1, 1.178%, 10/25/65(WAC)	6,000,000	6,000,000
FRB Ser. 18-1, Class AFLA, (1 Month US LIBOR + 0.75%), 0.899%, 10/25/58	3,715,850	3,725,139
Ellington Loan Acquisition Trust 144A FRB Ser. 07-1, Class A2C, (1 Month US LIBOR + 1.25%), 1.399%, 5/25/37	546,833	538,630
EquiFirst Mortgage Loan Trust FRB Ser. 05-1, Class M3, (1 Month US LIBOR + 0.72%), 0.869%, 4/25/35	2,423,038	2,422,263
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.899%, 10/25/24	3,891,672	3,935,908
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 4.699%, 10/25/24	11,582,607	11,773,833
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 4.299%, 1/25/25	693,627	700,815
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1, Class M3, (1 Month US LIBOR + 4.10%), 4.249%, 8/25/24	3,066,036	3,096,697
Structured Agency Credit Risk Debt FRN Ser. 14-DN3, Class M3, (1 Month US LIBOR + 4.00%), 4.149%, 8/25/24	9,062,350	9,225,786
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%), 4.049%, 12/25/27	3,023,007	3,081,404
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 3.949%, 3/25/29	4,078,868	4,215,632
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 3.949%, 3/25/25	5,044,461	5,061,918
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.399%, 7/25/29	25,730,018	26,278,227
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, (1 Month US LIBOR + 2.35%), 2.499%, 4/25/30	4,474,742	4,512,159
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%), 2.349%, 9/25/24	1,022,804	1,024,083
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M2, (1 Month US LIBOR + 2.20%), 2.349%, 2/25/24	650,125	648,403
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 2.099%, 5/25/25	912,114	912,114
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M2, (1 Month US LIBOR + 1.35%), 1.499%, 3/25/29	86,685	86,685
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2AS, (1 Month US LIBOR + 1.05%), 1.199%, 12/25/29	25,219,720	24,478,886
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M1, (1 Month US LIBOR + 0.75%), 0.899%, 3/25/30	226,375	226,481
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2AR, (1 Month US LIBOR + 0.75%), 0.899%, 3/25/30	13,169,500	12,987,270
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class M1, (1 Month US LIBOR + 1.55%), 1.699%, 7/25/50	4,700,000	4,704,409
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class M1, (1 Month US LIBOR + 1.50%), 1.649%, 8/25/50	4,700,000	4,720,563
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M2, (1 Month US LIBOR + 1.25%), 1.399%, 2/25/47	5,134,207	5,026,364
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (1 Month US LIBOR + 1.00%), 1.149%, 2/25/47	14,000,000	13,564,642
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M1, (1 Month US LIBOR + 0.80%), 0.949%, 12/25/30	187,187	187,187
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M1, (1 Month US LIBOR + 0.75%), 0.899%, 10/25/48	49,225	49,151
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M1, (1 Month US LIBOR + 0.75%), 0.899%, 9/25/48	4,263	4,262
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.899%, 8/25/28	10,096,308	10,717,867
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.149%, 9/25/28	16,128,133	16,951,292
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.149%, 7/25/25	3,603,048	3,707,298
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 4.699%, 2/25/25	9,089,743	9,232,845
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.399%, 1/25/29	2,976,905	3,072,948
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2A, (1 Month US LIBOR + 4.25%), 4.399%, 1/25/29	1,478,924	1,486,869
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.149%, 5/25/25	5,226,877	5,288,042
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.049%, 7/25/24	5,898,812	5,870,407
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 2.749%, 5/25/24	1,710,166	1,690,914
First Franklin Mortgage Loan Trust
FRB Ser. 04-FF7, Class M1, (1 Month US LIBOR + 0.87%), 1.019%, 9/25/34	1,240,069	1,219,047
FRB Ser. 05-FFH3, Class M2, (1 Month US LIBOR + 0.80%), 0.944%, 9/25/35	631,537	630,291
FRB Ser. 05-FFH4, Class M1, (1 Month US LIBOR + 0.48%), 0.629%, 12/25/35	3,592,303	3,574,341
FRB Ser. 05-FF12, Class M1, (1 Month US LIBOR + 0.45%), 0.599%, 11/25/36	729,451	720,435
FRB Ser. 05-FF9, Class A4, (1 Month US LIBOR + 0.36%), 0.509%, 10/25/35	1,540,991	1,533,286
FRB Ser. 06-FF7, Class 1A, (1 Month US LIBOR + 0.14%), 0.289%, 5/25/36	9,999,922	9,837,571
FWD Securitization Trust 144A
Ser. 19-INV1, Class A1, 2.81%, 6/25/49(WAC)	7,880,553	7,998,375
FRB Ser. 20-INV1, Class A1, 2.28%, 1/25/50(WAC)	6,256,424	6,334,629
Galton Funding Mortgage Trust 144A
Ser. 18-2, Class A41, 4.50%, 10/25/58(WAC)	6,914,628	7,058,472
Ser. 19-2, Class A22, 3.50%, 6/25/59(WAC)	17,586,948	17,964,045
Ser. 18-1, Class A43, 3.50%, 11/25/57(WAC)	2,109,041	2,090,802
Ser. 19-H1, Class A1, 2.657%, 10/25/59(WAC)	6,750,535	6,917,766
GCAT Trust 144A
Ser. 19-NQM2, Class A1, 2.855%, 9/25/59	18,081,574	18,419,225
Ser. 19-NQM3, Class A1, 2.686%, 11/25/59(WAC)	9,234,807	9,428,622
GCAT, LLC 144A Ser. 19-NQM1, Class A1, 2.985%, 2/25/59	16,159,088	16,411,295
GE-WMC Asset-Backed Pass-Through Certificates FRB Ser. 05-2, Class A1, (1 Month US LIBOR + 0.45%), 0.599%, 12/25/35	105,186	105,189
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A1, 1.382%, 9/27/60(WAC)	6,521,085	6,534,127
GSAA Home Equity Trust FRB Ser. 05-8, Class A3, (1 Month US LIBOR + 0.43%), 0.579%, 6/25/35	4,282,114	4,282,114
GSAMP Trust FRB Ser. 06-HE7, Class A2D, (1 Month US LIBOR + 0.23%), 0.379%, 10/25/46	902,828	861,929
Home Equity Asset Trust FRB Ser. 06-4, Class 1A1, (1 Month US LIBOR + 0.16%), 0.309%, 8/25/36	6,701,731	6,619,496
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.749%, 10/25/28 (Bermuda)	2,462,849	2,433,212
HomeBanc Mortgage Trust FRB Ser. 05-4, Class A1, (1 Month US LIBOR + 0.27%), 0.419%, 10/25/35	6,416,830	6,300,743
Homeward Opportunities Fund I Trust 144A
Ser. 18-1, Class A1, 3.78%, 6/25/48(WAC)	9,237,061	9,268,182
Ser. 19-2, Class A1, 2.702%, 9/25/59(WAC)	11,823,577	11,941,813
JPMorgan Mortgage Acquisition Corp. FRB Ser. 05-OPT2, Class M2, (1 Month US LIBOR + 0.45%), 0.599%, 12/25/35	3,008,633	2,999,701
JPMorgan Mortgage Acquisition Trust
FRB Ser. 07-CH1, Class MV2, (1 Month US LIBOR + 0.28%), 0.429%, 11/25/36	3,871,182	3,868,662
FRB Ser. 07-CH4, Class A4, (1 Month US LIBOR + 0.16%), 0.309%, 1/25/36	1,324,127	1,318,837
JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 7A1, 3.00%, 6/26/35	4,307,759	4,324,748
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class M1, (1 Month US LIBOR + 0.75%), 0.899%, 2/25/34	493,900	481,802
MASTR Asset-Backed Securities Trust FRB Ser. 06-FRE1, Class A4, (1 Month US LIBOR + 0.58%), 0.729%, 12/25/35	1,032,844	1,002,348
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-AR1, Class M1, (1 Month US LIBOR + 0.75%), 0.899%, 6/25/36	854,180	851,897
MFRA Trust 144A Ser. 20-NQM1, Class A1, 1.479%, 8/25/49(WAC)	5,631,984	5,660,554
Nationstar Home Equity Loan Trust FRB Ser. 07-B, Class 2AV4, (1 Month US LIBOR + 0.32%), 0.469%, 4/25/37	4,843,000	4,729,916
New Century Home Equity Loan Trust FRB Ser. 05-3, Class M3, (1 Month US LIBOR + 0.77%), 0.914%, 7/25/35	1,595,349	1,588,410
New Residential Mortgage Loan Trust 144A
Ser. 19-NQM4, Class A1, 2.492%, 9/25/59(WAC)	9,489,925	9,661,692
Ser. 20-NQM1, Class A1, 2.464%, 1/26/60(WAC)	4,941,483	5,015,605
FRB Ser. 18-4A, Class 4A, (1 Month US LIBOR + 0.75%), 0.899%, 1/25/48	6,036,848	6,010,936
Nomura Home Equity Loan, Inc./Home Equity Loan Trust FRB Ser. 05-FM1, Class M2, (1 Month US LIBOR + 0.49%), 0.639%, 5/25/35	1,407,912	1,358,740
Nomura Resecuritization Trust 144A FRB Ser. 15-8R, Class 4A1, (1 Month US LIBOR + 2.00%), 3.019%, 11/25/47	1,381,902	1,372,978
Onslow Bay Financial, LLC Trust 144A FRB Ser. 20-EXP3, Class 2A1, (1 Month US LIBOR + 0.90%), 1.049%, 1/25/60	1,920,656	1,916,827
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates FRB Ser. 05-3, Class M1, (1 Month US LIBOR + 0.46%), 0.609%, 7/25/35	6,385,599	6,319,047
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WHQ2, Class M3, (1 Month US LIBOR + 1.04%), 1.184%, 2/25/35	1,853,378	1,851,764
Popular ABS Mortgage Pass-Through Trust FRB Ser. 05-A, Class M1, (1 Month US LIBOR + 0.43%), 0.579%, 6/25/35	23,963	23,938
Residential Asset Mortgage Products Trust
FRB Ser. 05-RS1, Class MII1, (1 Month US LIBOR + 0.83%), 0.974%, 1/25/35	166,354	166,651
FRB Ser. 05-RS6, Class M3, (1 Month US LIBOR + 0.80%), 0.944%, 6/25/35	765,126	764,004
FRB Ser. 05-RS2, Class M4, (1 Month US LIBOR + 0.72%), 0.869%, 2/25/35	3,150,534	3,165,993
Residential Asset Securities Corp., Trust
FRB Ser. 04-KS10, Class M1, (1 Month US LIBOR + 0.90%), 1.049%, 11/25/34	4,859,770	4,767,224
FRB Ser. 04-KS12, Class M1, (1 Month US LIBOR + 0.80%), 0.944%, 1/25/35	864,653	845,389
FRB Ser. 06-KS7, Class A4, (1 Month US LIBOR + 0.24%), 0.389%, 9/25/36	627,202	620,280
Residential Mortgage Loan Trust 144A Ser. 19-3, Class A1, 2.633%, 9/25/59(WAC)	12,551,362	12,787,828
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (1 Month US LIBOR + 0.48%), 0.629%, 1/25/36	8,331,805	8,243,272
SG Residential Mortgage Trust 144A Ser. 19-3, Class A1, 2.703%, 9/25/59(WAC)	2,124,782	2,148,038
Soundview Home Loan Trust
FRB Ser. 05-OPT3, Class M1, (1 Month US LIBOR + 0.47%), 0.619%, 11/25/35	8,012,000	7,941,336
FRB Ser. 06-2, Class M1, (1 Month US LIBOR + 0.33%), 0.479%, 3/25/36	605,138	603,324
Spruce Hill Mortgage Loan Trust 144A Ser. 19-SH1, Class A1, 3.368%, 4/29/49(WAC)	10,375,012	10,481,874
Starwood Mortgage Residential Trust 144A
FRB Ser. 18-IMC2, Class A1, 4.121%, 10/25/48(WAC)	12,608,885	12,922,468
Ser. 18-IMC1, Class A1, 3.793%, 3/25/48(WAC)	9,988,409	10,045,559
Ser. 19-1, Class A1, 2.868%, 6/25/49(WAC)	18,311,782	18,569,867
Ser. 19-INV1, Class A1, 2.61%, 9/27/49(WAC)	11,792,235	11,968,259
Structured Asset Investment Loan Trust
FRB Ser. 04-7, Class A7, (1 Month US LIBOR + 0.84%), 0.989%, 8/25/34	1,463,485	1,453,078
FRB Ser. 05-HE3, Class M1, (1 Month US LIBOR + 0.72%), 0.869%, 9/25/35	6,884,659	6,840,080
FRB Ser. 05-HE1, Class M1, (1 Month US LIBOR + 0.47%), 0.619%, 7/25/35	201,136	202,907
Structured Asset Investment Loan Trust 144A FRB Ser. 05-1, Class M2, (1 Month US LIBOR + 0.72%), 0.869%, 2/25/35	1,796,887	1,781,654
Structured Asset Securities Corp Mortgage Loan Trust
FRB Ser. 06-OPT1, Class A5, (1 Month US LIBOR + 0.26%), 0.409%, 4/25/36	1,520,097	1,489,695
FRB Ser. 06-NC1, Class A4, (1 Month US LIBOR + 0.15%), 0.299%, 5/25/36	39,278	39,207
Structured Asset Securities Corp. FRB Ser. 05-WF1, Class M1, (1 Month US LIBOR + 0.66%), 0.809%, 2/25/35	3,603,554	3,576,708
Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-WF1, Class M4, (1 Month US LIBOR + 0.43%), 0.579%, 2/25/36	1,953,000	1,933,290
Structured Asset Securities Corp. Mortgage Loan Trust 144A FRB Ser. 06-GEL3, Class A3, (1 Month US LIBOR + 0.30%), 0.449%, 7/25/36	1,412,330	1,407,470
Towd Point HE Trust 144A FRB Ser. 19-HE1, Class A1, (1 Month US LIBOR + 0.90%), 1.049%, 4/25/48	7,388,313	7,358,836
Towd Point Mortgage Trust 144A
FRB Ser. 19-HY2, Class A1, (1 Month US LIBOR + 1.00%), 1.149%, 5/25/58	1,388,136	1,393,455
FRB Ser. 19-HY1, Class A1, (1 Month US LIBOR + 1.00%), 1.149%, 10/25/48	11,603,233	11,598,905
Verus Securitization Trust 144A
Ser. 2, Class A1, 3.635%, 6/1/58(WAC)	11,845,873	11,904,281
Ser. 19-2, Class A1, 3.211%, 5/25/59(WAC)	15,540,500	15,693,599
Ser. 19-INV2, Class A1, 2.913%, 7/25/59(WAC)	15,482,243	15,830,756
Ser. 19-3, Class A1, 2.784%, 7/25/59	11,507,803	11,732,954
Ser. 19-INV3, Class A1, 2.692%, 11/25/59(WAC)	8,854,145	9,031,967
Ser. 20-1, Class A1, 2.417%, 1/25/60	7,155,041	7,269,974
Ser. 20-5, Class A1, 1.218%, 5/25/65	17,000,000	17,069,063
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 05-3, Class M6, (1 Month US LIBOR + 1.01%), 1.154%, 11/25/35	1,585,000	1,567,216

		955,979,286

Total mortgage-backed securities (cost $958,744,235)		$957,391,884

CERTIFICATES OF DEPOSIT (3.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Bank of Montreal/Chicago, IL FRN (Canada)	0.330	3/2/21	$29,500,000	$29,516,108
Canadian Imperial Bank of Commerce/New York, NY FRN	0.330	3/3/21	24,250,000	24,263,353
Cooperatieve Rabobank UA/NY FRN (Netherlands)	0.546	6/17/21	32,500,000	32,562,630
Cooperatieve Rabobank UA/NY FRN (Netherlands)	0.523	9/24/21	28,500,000	28,568,515
Credit Suisse AG/New York, NY FRN	0.410	1/15/21	46,000,000	46,024,972
Goldman Sachs Bank USA/New York, NY FRN	0.484	12/10/20	36,000,000	36,013,636
Morgan Stanley Bank, NA	2.100	12/2/21	47,000,000	47,947,238
Natixis SA/New York, NY FRN (France)	0.510	12/11/20	51,250,000	51,271,626
Nordea Bank ABP/New York, NY FRN	0.588	11/19/21	57,000,000	57,154,506
Nordea Bank ABP/New York, NY FRN	0.547	2/12/21	28,000,000	28,025,910
Nordea Bank ABP/New York, NY FRN	0.437	2/12/21	35,000,000	35,021,165
Standard Chartered Bank/New York FRN	0.529	11/6/20	52,000,000	52,001,386
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.635	5/13/21	28,000,000	28,040,377
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.619	11/5/21	38,000,000	38,045,719
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.574	7/12/21	27,900,000	27,946,426
Svenska Handelsbanken/New York, NY FRN (Sweden)	0.494	1/6/22	47,000,000	47,071,779

Total certificates of deposit (cost $607,866,696)				$609,475,346

REPURCHASE AGREEMENTS (2.1%)(a)
	Principal amount	Value
Interest in $25,000,000 tri-party term repurchase agreement dated 10/30/2020 with RBC Capital Markets, LLC due 12/4/2020 - maturity value of $25,059,063 for an effective yield of 0.330% (collateralized by various corporate bonds and notes with coupon rates ranging from 1.141% to 8.050% and due dates ranging from 5/7/2021 to 11/18/2049, valued at $26,250,722)(IR)(EG) (Canada)	$25,000,000	$25,000,000
Interest in $75,000,000 tri-party term repurchase agreement dated 10/30/2020 with BNP Paribas due 12/4/2020 - maturity value of $75,020,417 for an effective yield of 0.280% (collateralized by various corporate bonds and notes with coupon rates ranging from 1.200% to 8.100% and due dates ranging from 5/4/2021 to 10/1/2050, valued at $77,128,291)(IR)(EG) (France)	75,000,000	75,000,000
Interest in $314,850,000 joint tri-party repurchase agreement dated 10/30/2020 with Royal Bank of Canada due 11/2/2020 - maturity value of $129,000,968 for an effective yield of 0.090% (collateralized by various mortgage backed securities with coupon rates ranging from 1.950% to 6.000% and due dates ranging from 9/1/2035 to 6/20/2063, valued at $321,149,409)	129,000,000	129,000,000
Interest in $439,838,000 joint tri-party repurchase agreement dated 10/30/2020 with Citigroup Global Markets, Inc. due 11/2/2020 - maturity value of $128,972,967 for an effective yield of 0.090% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 5.500% and due dates ranging from 3/1/2050 to 4/1/2050, valued at $448,634,760)	128,972,000	128,972,000

Total repurchase agreements (cost $357,972,000)		$357,972,000

MUTUAL FUNDS (2.0%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.17%(AFF)	351,383,683	$351,383,683

Total mutual funds (cost $351,383,683)		$351,383,683

ASSET-BACKED COMMERCIAL PAPER (1.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Arabella Finance, LLC	0.421	3/2/21	$13,530,000	$13,511,001
Arabella Finance, LLC	0.421	2/25/21	17,200,000	17,176,942
Arabella Finance, LLC	0.441	2/19/21	28,400,000	28,364,039
Arabella Finance, LLC	0.443	2/16/21	22,710,000	22,682,083
Arabella Finance, LLC	0.441	2/5/21	18,500,000	18,479,704
Arabella Finance, LLC	0.441	2/4/21	24,500,000	24,473,462
Arabella Finance, LLC	0.420	12/1/20	31,500,000	31,490,144
Arabella Finance, LLC	0.440	11/2/20	13,530,000	13,529,639

Total asset-backed commercial paper (cost $169,698,370)				$169,707,014

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.5%)(a)
	Yield (%)	Maturity date	Shares	Value
Federal Farm Credit Banks Funding Corporation unsec. FRB	0.520	11/7/22	93,000,000	$93,618,457

Total U.S. government agency obligations (cost $93,000,000)				$93,618,457

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Government Agency Mortgage Obligations (—%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 5.00%, 5/1/21	$1	$1
Federal National Mortgage Association Pass-Through Certificates
6.00%, 5/1/23	1,967	2,007
5.50%, 11/1/23	96	98

		2,106

Total U.S. government and agency mortgage obligations (cost $2,230)		$2,106
TOTAL INVESTMENTS

Total investments (cost $17,583,526,422)		$17,614,835,098

	Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2020 through October 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $17,441,814,955.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $9,335,016, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/20
	Short-term investments
	Putnam Short Term Investment Fund*	$365,382,337	$468,324,477	$482,323,131	$218,790	$351,383,683

	Total Short-term investments	$365,382,337	$468,324,477	$482,323,131	$218,790	$351,383,683
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	At the close of the reporting period, the fund maintained liquid assets totaling $21,311,178 to cover the settlement of certain securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	67.8%
	Canada	6.9
	United Kingdom	5.9
	France	3.4
	Japan	3.3
	Netherlands	3.2
	Sweden	2.2
	Australia	1.7
	Spain	1.3
	Germany	1.1
	Switzerland	1.0
	South Korea	0.8
	Denmark	0.7
	Other	0.7

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $366,511,440 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$169,707,014	$—
Asset-backed securities	—	1,286,263,393	—
Certificates of deposit	—	609,475,346	—
Commercial paper	—	4,836,850,217	—
Corporate bonds and notes	—	8,952,170,998	—
Mortgage-backed securities	—	957,391,884	—
Mutual funds	351,383,683	—	—
Repurchase agreements	—	357,972,000	—
U.S. government agency obligations	—	93,618,457	—
U.S. government and agency mortgage obligations	—	2,106	—

Totals by level	$351,383,683	$17,263,451,415	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com